Restructuring Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 12,490	$ 7,753	$ 7,800		$ 8,800
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges			9,684
Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges			2,806
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 8,159
Resource Rationalizations | Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges						6,190
Resource Rationalizations | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 1,969
Manchester Facility
Restructuring Cost and Reserve [Line Items]
Restructuring charges							8,796
Asset impairment charges							5,629
Manchester Facility | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges							3,167
Asset impairment charges							0
Manchester Facility | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges							5,629
Asset impairment charges							$ 5,629
Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	9,400		9,400
Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	$ 700		$ 700